Consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Comprehensive income
Loss for the year	R$ 1,600,420	R$ (526,396)	R$ (1,377,348)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	98,283	(253,181)	(303,157)
Tax on changes in the fair value of accounts receivable from card issuers	(33,414)	86,081	103,073
Exchange differences on translation of foreign operations	(24,073)	(30,544)	4,651
Changes in the fair value of cash flow hedge	64,146	(207,222)	(54,144)
Unrealized loss on cash flow hedge - highly probable future imports	0	0	1,512
Net monetary position in hyperinflationary economies	4,316	5,384	2,481
Change in fair value in OCI	1,912	(6,971)	216,466
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	257	5,383	0
Other comprehensive income (loss) for the year	111,427	(401,070)	(29,118)
Total comprehensive income	1,711,847	(927,466)	(1,406,466)
Controlling shareholders	1,704,317	(916,326)	(1,389,603)
Non-controlling interests	R$ 7,530	R$ (11,140)	R$ (16,863)